Restricted cash and time deposits (Tables)	12 Months Ended
Dec. 31, 2022
Restricted cash and time deposits
Schedule of restricted cash, time deposits

	As of
	December 31,
	2021	2022
	RMB	RMB
Current:
Restricted time deposits	234,601	297,634
Total	234,601	297,634

Non-current:
Restricted cash	8,973	9,180
Restricted time deposits	28,293	30,879
Total	37,266	40,059